Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Small & Mid Cap Growth Fund))	0 Months Ended
	Feb. 28, 2012
Class A
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver and Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.49%
Class B
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	2.58%
Fee Waiver and Expense Reimbursement	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.34%
Class C
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	2.34%
Fee Waiver and Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.30%
Class N
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver and Expense Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.79%
Class Y
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.01%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.01%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. These expense limitations may not be amended or withdrawn until one year from the date of this prospectus. Expenses for Class A have been restated to reflect current fees.